Cost-reduction actions (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Schedule of Statement of Income Classifications for Charges (Credits) and Reconciliation of Liabilities and Expected Future Payments
The charges (credits) were recorded in the following statement of income (loss) classifications:

Year ended December 31,	2024	2023	2022
Cost of revenue
Services	$8.0	$4.9	$19.1
Technology	4.1	0.7	7.6
Selling, general and administrative	6.0	6.9	24.7
Research and development	(0.1)	0.5	0.6
Other (expense), net	2.6	(3.7)	2.9
Total	$20.6	$9.3	$54.9
Liabilities and expected future payments related to the company’s workforce reduction actions are as follows:

	Total	U.S.	International
Balance at December 31, 2021	$16.3	$5.7	$10.6
Additional provisions	7.1	3.6	3.5
Payments	(11.5)	(4.1)	(7.4)
Changes in estimates	0.4	(1)	1.4
Translation adjustments	(0.6)	—	(0.6)
Balance at December 31, 2022	11.7	4.2	7.5
Additional provisions	15.2	3.4	11.8
Payments	(10.8)	(3.5)	(7.3)
Changes in estimates	(6.9)	(1.6)	(5.3)
Translation adjustments	0.2	—	0.2
Balance at December 31, 2023	9.4	2.5	6.9
Additional provisions	23.7	7.5	16.2
Payments	(9.6)	(2.5)	(7.1)
Changes in estimates	(10.2)	(3.1)	(7.1)
Translation adjustments	(0.3)	—	(0.3)
Balance at December 31, 2024	$13.0	$4.4	$8.6

Expected future payments on balance at December 31, 2024:
In 2025	$13.0	$4.4	$8.6